UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
				 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Pinnacle International Management
Address:666 Fifth Avenue
	14th Floor
	New York, NY 10103
13F File Number: 28-5059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gail Mannix
Title: Compliance Officer
Phone: 212-652-3200
Signature, Place, and Date of Signing
Gail Mannix, New York, DECEMBER 31, 2001

Report Type (Check only one)
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 147
Form 13F Information Table Value Total: $307,682
List of Other Included Managers:
No. 13F File Number Name

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